Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ETFS Diversified-Factor Developed Europe Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the Scientific Beta Developed Europe Multi-Beta Multi-Strategy Equal Weight Index (the “Index”).
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund is newly-organized, portfolio turnover information is not yet available.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Index Management Solutions, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

The Index is generally comprised of approximately 700 or less European-listed common stocks selected based on a proprietary methodology developed by EDHEC Risk Institute Asia Ltd. (“EDHEC” or the “Index Provider”). The Index Provider selects and weights stocks, according to its Index methodology, from a pre-screening universe generally composed of the 700 largest and most liquid stocks that are ordinarily traded principally on a stock exchange in one of the following 16 developed European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Index is composed of four sub-indices, each of which represents a specific beta exposure (or factor tilt): (i) high valuation, (ii) high momentum, (iii) low volatility, and (iv) size. Each sub-index is comprised of the top 50% of companies from the pre-screening universe that best represent that sub-index's specific beta exposure, except that the “size” sub-index is comprised of the bottom 50% of companies in the pre-screening universe according to free-float market capitalization. Each sub-index then applies a combination of five equally weighted diversification-based weighting strategies: Maximum Deconcentration, Maximum Decorrelation, Efficient Minimum Volatility, Efficient Maximum Sharpe Ratio, and Diversified Risk Weighted. Each Diversified Factor Index is designed to maximize diversification within each sub-index and limit the risks inherent with applying only one of the five diversification strategies. Each sub-index is given an equal importance or weight in the Index. The Index is reconstituted and rebalanced quarterly.

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Underlying Index in approximately the same proportion as the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Underlying Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative replication strategy.

Risk, Heading	rr_RiskHeading	Summary of Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus, titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objective.

•	Currency Exchange Rate Risk: The Fund invests a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.
•	Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries and may be heightened in connection with investments in developing or emerging markets countries.
•	Geographic Concentration in Europe: Because the Fund invests primarily in the securities of companies in Europe, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe.
•	Large-Cap Risk: The Fund invests primarily in large-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller capitalization companies and, therefore, generally experience slower growth during times of economic expansion.
•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.
•	Passive Investment Risk: The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund's performance may be adversely affected by a general decline in the market segments relating to its Index.
•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund's NAV when purchased and sold in the secondary market, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.
•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Risk, Lose Money	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
ETFS Diversified-Factor Developed Europe Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	128

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that no such payments will be made through the next twelve (12) months of operation.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.